American Century Investments®
Quarterly Portfolio Holdings
Small Company Fund
September 30, 2019

Small Company - Schedule of Investments
SEPTEMBER 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.2%
Aerospace and Defense — 0.8%
Curtiss-Wright Corp.	27,645	3,576,433
Vectrus, Inc.(1)	28,912	1,175,273
		4,751,706
Air Freight and Logistics — 0.6%
Hub Group, Inc., Class A(1)	77,012	3,581,058
Auto Components — 0.1%
Gentherm, Inc.(1)	10,878	446,923
Banks — 8.6%
Bancorp, Inc. (The)(1)	318,153	3,149,715
Bank of NT Butterfield & Son Ltd. (The)	118,991	3,526,893
Banner Corp.	66,421	3,730,868
Boston Private Financial Holdings, Inc.	148,564	1,731,513
Camden National Corp.	14,469	626,797
Central Pacific Financial Corp.	129,334	3,673,086
Enterprise Financial Services Corp.	66,901	2,726,216
Financial Institutions, Inc.	59,984	1,810,317
First Citizens BancShares, Inc., Class A	7,451	3,513,519
First Commonwealth Financial Corp.	86,573	1,149,689
First Financial Corp.	3,257	141,582
First Merchants Corp.	97,860	3,682,961
Heritage Commerce Corp.	50,251	590,700
IBERIABANK Corp.	16,284	1,230,093
Independent Bank Corp.	124,546	2,654,698
International Bancshares Corp.	104,880	4,050,466
Lakeland Bancorp, Inc.	21,941	338,550
OFG Bancorp	84,114	1,842,097
Peoples Bancorp, Inc.	5,915	188,156
Renasant Corp.	37,828	1,324,358
Republic Bancorp, Inc., Class A	2,812	122,181
Umpqua Holdings Corp.	172,831	2,844,798
United Community Banks, Inc.	155,703	4,414,180
WesBanco, Inc.	28,964	1,082,385
		50,145,818
Beverages — 0.6%
Coca-Cola Consolidated, Inc.	11,358	3,451,355
Biotechnology — 4.9%
Anika Therapeutics, Inc.(1)	24,001	1,317,415
Arena Pharmaceuticals, Inc.(1)	35,256	1,613,667
Arrowhead Pharmaceuticals, Inc.(1)(2)	64,206	1,809,325
CareDx, Inc.(1)	58,245	1,316,919
CytomX Therapeutics, Inc.(1)	60,984	450,062
Denali Therapeutics, Inc.(1)(2)	15,391	235,790
Dicerna Pharmaceuticals, Inc.(1)	65,952	947,071

Eagle Pharmaceuticals, Inc.(1)	24,774	1,401,465
Emergent BioSolutions, Inc.(1)	40,153	2,099,199
Enanta Pharmaceuticals, Inc.(1)	22,208	1,334,257
Esperion Therapeutics, Inc.(1)	39,259	1,439,235
Exelixis, Inc.(1)	60,296	1,066,335
Halozyme Therapeutics, Inc.(1)	118,027	1,830,599
Intrexon Corp.(1)(2)	22,492	128,654
Ironwood Pharmaceuticals, Inc.(1)	162,632	1,396,196
MeiraGTx Holdings plc(1)	31,558	503,350
Myriad Genetics, Inc.(1)	69,524	1,990,472
Natera, Inc.(1)	45,323	1,486,594
Principia Biopharma, Inc.(1)	35,098	991,168
Vanda Pharmaceuticals, Inc.(1)	101,230	1,344,334
Veracyte, Inc.(1)	57,942	1,390,608
Vericel Corp.(1)	81,386	1,232,184
Voyager Therapeutics, Inc.(1)	75,034	1,291,335
		28,616,234
Building Products — 0.8%
Builders FirstSource, Inc.(1)	134,299	2,763,202
Quanex Building Products Corp.	20,819	376,407
Universal Forest Products, Inc.	40,951	1,633,126
		4,772,735
Capital Markets — 2.5%
Artisan Partners Asset Management, Inc., Class A	116,305	3,284,453
Blucora, Inc.(1)	118,698	2,568,625
Diamond Hill Investment Group, Inc.	6,145	848,809
Evercore, Inc., Class A	35,463	2,840,586
Piper Jaffray Cos.	44,866	3,386,486
PJT Partners, Inc., Class A	16,945	689,661
Waddell & Reed Financial, Inc., Class A(2)	62,944	1,081,378
		14,699,998
Chemicals — 0.9%
Hawkins, Inc.	7,228	307,190
Innophos Holdings, Inc.	13,007	422,207
Quaker Chemical Corp.	8,933	1,412,665
Stepan Co.	19,376	1,880,635
Tredegar Corp.	49,856	973,189
		4,995,886
Commercial Services and Supplies — 4.0%
Cimpress NV(1)	39,627	5,224,424
Herman Miller, Inc.	82,612	3,807,587
Kimball International, Inc., Class B	59,699	1,152,191
Knoll, Inc.	176,140	4,465,149
Steelcase, Inc., Class A	224,634	4,133,266
Tetra Tech, Inc.	51,502	4,468,313
		23,250,930
Communications Equipment — 1.0%
Ciena Corp.(1)	88,235	3,461,459
Comtech Telecommunications Corp.	17,927	582,628

Plantronics, Inc.	51,235	1,912,090
		5,956,177
Construction and Engineering — 2.7%
Comfort Systems USA, Inc.	75,707	3,348,520
EMCOR Group, Inc.	62,966	5,422,632
Great Lakes Dredge & Dock Corp.(1)	244,247	2,552,381
MasTec, Inc.(1)	72,247	4,690,998
		16,014,531
Consumer Finance — 0.9%
Enova International, Inc.(1)	159,073	3,300,765
Green Dot Corp., Class A(1)	67,135	1,695,159
		4,995,924
Distributors — 0.6%
Core-Mark Holding Co., Inc.	107,371	3,448,220
Diversified Consumer Services — 0.7%
Career Education Corp.(1)	84,344	1,340,226
K12, Inc.(1)	112,624	2,973,274
		4,313,500
Electric Utilities — 0.9%
ALLETE, Inc.	18,977	1,658,779
Otter Tail Corp.	58,024	3,118,790
PNM Resources, Inc.	7,559	393,673
		5,171,242
Electrical Equipment — 1.7%
Atkore International Group, Inc.(1)	109,827	3,333,250
AZZ, Inc.	78,402	3,415,191
Encore Wire Corp.	60,862	3,425,313
		10,173,754
Electronic Equipment, Instruments and Components — 2.2%
Insight Enterprises, Inc.(1)	65,822	3,665,627
PC Connection, Inc.	8,310	323,259
Sanmina Corp.(1)	43,078	1,383,235
Tech Data Corp.(1)	46,838	4,882,393
Vishay Precision Group, Inc.(1)	84,050	2,751,797
		13,006,311
Energy Equipment and Services — 1.5%
Helix Energy Solutions Group, Inc.(1)	148,814	1,199,441
Liberty Oilfield Services, Inc., Class A(2)	213,239	2,309,378
Matrix Service Co.(1)	162,265	2,781,222
ProPetro Holding Corp.(1)	36,283	329,812
SEACOR Holdings, Inc.(1)	51,766	2,436,626
		9,056,479
Entertainment — 1.1%
Glu Mobile, Inc.(1)	631,096	3,149,169
IMAX Corp.(1)	150,475	3,302,926
Rosetta Stone, Inc.(1)	9,937	172,904
		6,624,999
Equity Real Estate Investment Trusts (REITs) — 5.2%
Alexander & Baldwin, Inc.	120,046	2,942,328

American Assets Trust, Inc.	78,330	3,661,144
CareTrust REIT, Inc.	41,881	984,413
CoreCivic, Inc.	64,534	1,115,148
DiamondRock Hospitality Co.	351,026	3,598,017
GEO Group, Inc. (The)	196,098	3,400,339
Industrial Logistics Properties Trust	9,437	200,536
New Senior Investment Group, Inc.	277,840	1,855,971
PS Business Parks, Inc.	18,873	3,433,942
RLJ Lodging Trust	225,115	3,824,704
Saul Centers, Inc.	30,300	1,651,653
Sunstone Hotel Investors, Inc.	76,289	1,048,211
Tanger Factory Outlet Centers, Inc.(2)	187,257	2,898,738
		30,615,144
Food and Staples Retailing — 0.7%
Performance Food Group Co.(1)	90,363	4,157,602
Food Products — 0.2%
John B Sanfilippo & Son, Inc.	11,501	1,110,997
Health Care Equipment and Supplies — 3.5%
AngioDynamics, Inc.(1)	87,086	1,604,124
Atrion Corp.	371	289,072
Haemonetics Corp.(1)	43,847	5,530,861
Integer Holdings Corp.(1)	2,743	207,261
Lantheus Holdings, Inc.(1)	37,548	941,141
Natus Medical, Inc.(1)	47,685	1,518,290
NuVasive, Inc.(1)	27,384	1,735,598
OraSure Technologies, Inc.(1)	72,902	544,578
Orthofix Medical, Inc.(1)	56,698	3,006,128
STAAR Surgical Co.(1)	92,240	2,377,947
Surmodics, Inc.(1)	60,869	2,784,148
		20,539,148
Health Care Providers and Services — 2.4%
Amedisys, Inc.(1)	33,914	4,443,073
CorVel Corp.(1)	39,373	2,980,536
Ensign Group, Inc. (The)	90,211	4,278,708
National HealthCare Corp.	25,104	2,054,762
		13,757,079
Health Care Technology — 1.3%
HealthStream, Inc.(1)	128,029	3,314,671
NextGen Healthcare, Inc.(1)	94,261	1,477,070
Omnicell, Inc.(1)	28,380	2,051,022
Simulations Plus, Inc.	21,864	758,681
		7,601,444
Hotels, Restaurants and Leisure — 3.2%
BJ's Restaurants, Inc.	68,273	2,651,723
Bloomin' Brands, Inc.	198,221	3,752,324
Cheesecake Factory, Inc. (The)	11,871	494,783
Chuy's Holdings, Inc.(1)	16,926	419,088
Dave & Buster's Entertainment, Inc.	64,789	2,523,532
Denny's Corp.(1)	55,956	1,273,838

Jack in the Box, Inc.	9,015	821,447
Ruth's Hospitality Group, Inc.	136,499	2,786,627
Texas Roadhouse, Inc.	73,916	3,882,068
		18,605,430
Household Durables — 1.8%
GoPro, Inc., Class A(1)(2)	707,893	3,670,425
Installed Building Products, Inc.(1)	42,047	2,410,975
Skyline Champion Corp.(1)	6,796	204,492
Sonos, Inc.(1)	200,139	2,683,864
Universal Electronics, Inc.(1)	28,099	1,430,239
		10,399,995
Household Products — 0.2%
Central Garden & Pet Co., Class A(1)	42,556	1,179,865
Insurance — 2.3%
Argo Group International Holdings Ltd.	48,227	3,387,465
FBL Financial Group, Inc., Class A	2,624	156,154
Horace Mann Educators Corp.	35,973	1,666,629
James River Group Holdings Ltd.	19,744	1,011,683
National General Holdings Corp.	154,296	3,551,894
National Western Life Group, Inc., Class A	3,068	823,359
Safety Insurance Group, Inc.	7,865	796,960
Third Point Reinsurance Ltd.(1)	196,440	1,962,436
		13,356,580
Interactive Media and Services — 0.9%
Liberty TripAdvisor Holdings, Inc., Class A(1)	182,615	1,718,407
Yelp, Inc.(1)	100,107	3,478,718
		5,197,125
Internet and Direct Marketing Retail — 0.4%
1-800-Flowers.com, Inc., Class A(1)	165,040	2,441,767
IT Services — 1.7%
CACI International, Inc., Class A(1)	18,853	4,359,945
CSG Systems International, Inc.	29,515	1,525,335
EVERTEC, Inc.	82,933	2,589,168
NIC, Inc.	56,978	1,176,596
TTEC Holdings, Inc.	11,338	542,863
		10,193,907
Leisure Products — 0.2%
Malibu Boats, Inc., Class A(1)	29,301	898,955
Life Sciences Tools and Services — 0.7%
Medpace Holdings, Inc.(1)	43,736	3,675,573
NeoGenomics, Inc.(1)	29,705	567,960
		4,243,533
Machinery — 1.9%
Albany International Corp., Class A	12,296	1,108,607
EnPro Industries, Inc.	27,832	1,910,667
Franklin Electric Co., Inc.	21,916	1,047,804
Mueller Industries, Inc.	39,279	1,126,522
SPX Corp.(1)	62,956	2,518,870

TriMas Corp.(1)	103,587	3,174,941
		10,887,411
Media — 0.5%
Gray Television, Inc.(1)	149,349	2,437,375
National CineMedia, Inc.	44,769	367,106
		2,804,481
Metals and Mining — 0.9%
Kaiser Aluminum Corp.	30,872	3,055,402
Materion Corp.	35,072	2,152,018
		5,207,420
Multi-Utilities†
Black Hills Corp.	3,168	243,081
Oil, Gas and Consumable Fuels — 2.1%
Arch Coal, Inc., Class A(2)	43,462	3,224,880
CVR Energy, Inc.	87,010	3,831,050
Delek US Holdings, Inc.	102,538	3,722,130
QEP Resources, Inc.	431,597	1,596,909
		12,374,969
Paper and Forest Products — 0.3%
Boise Cascade Co.	48,479	1,579,931
Personal Products — 0.5%
elf Beauty, Inc.(1)	178,095	3,118,443
Pharmaceuticals — 1.0%
Corcept Therapeutics, Inc.(1)	58,670	829,301
Horizon Therapeutics plc(1)	48,784	1,328,388
Innoviva, Inc.(1)	74,395	784,123
Pacira BioSciences, Inc.(1)	45,467	1,730,929
Phibro Animal Health Corp., Class A	41,768	890,911
		5,563,652
Professional Services — 3.1%
ASGN, Inc.(1)	68,059	4,278,189
Barrett Business Services, Inc.	23,682	2,103,435
Heidrick & Struggles International, Inc.	106,337	2,903,000
Insperity, Inc.	12,332	1,216,182
Kforce, Inc.	86,289	3,264,744
TriNet Group, Inc.(1)	32,578	2,026,026
TrueBlue, Inc.(1)	115,637	2,439,941
		18,231,517
Real Estate Management and Development — 0.5%
Newmark Group, Inc., Class A	194,822	1,765,087
RMR Group, Inc. (The), Class A	29,354	1,335,020
		3,100,107
Road and Rail — 1.6%
ArcBest Corp.	100,731	3,067,259
Marten Transport Ltd.	115,989	2,410,251
Saia, Inc.(1)	26,750	2,506,475
Werner Enterprises, Inc.	42,472	1,499,262
		9,483,247

Semiconductors and Semiconductor Equipment — 4.5%
Cirrus Logic, Inc.(1)	69,525	3,725,149
Diodes, Inc.(1)	113,700	4,565,055
Inphi Corp.(1)	67,628	4,128,689
Lattice Semiconductor Corp.(1)	216,519	3,959,050
Nanometrics, Inc.(1)	94,732	3,090,158
Semtech Corp.(1)	80,914	3,933,230
Synaptics, Inc.(1)	77,560	3,098,522
		26,499,853
Software — 6.4%
ACI Worldwide, Inc.(1)	121,619	3,809,715
Agilysys, Inc.(1)	20,088	514,454
Altair Engineering, Inc., Class A(1)	12,990	449,714
Aspen Technology, Inc.(1)	20,762	2,555,387
Box, Inc., Class A(1)	191,675	3,174,138
CommVault Systems, Inc.(1)	75,305	3,366,886
Cornerstone OnDemand, Inc.(1)	78,737	4,316,362
Fair Isaac Corp.(1)	11,525	3,498,068
MobileIron, Inc.(1)	131,310	859,424
Model N, Inc.(1)	117,038	3,248,975
Paylocity Holding Corp.(1)	23,862	2,328,454
Progress Software Corp.	102,961	3,918,696
Proofpoint, Inc.(1)	9,770	1,260,818
QAD, Inc., Class A	8,854	408,878
SPS Commerce, Inc.(1)	84,140	3,960,470
		37,670,439
Specialty Retail — 2.9%
American Eagle Outfitters, Inc.	208,023	3,374,133
Genesco, Inc.(1)	23,629	945,633
Lithia Motors, Inc., Class A	5,068	670,902
Murphy USA, Inc.(1)	47,040	4,012,512
Rent-A-Center, Inc.	135,938	3,505,841
Sleep Number Corp.(1)	74,036	3,059,167
Zumiez, Inc.(1)	40,199	1,273,303
		16,841,491
Technology Hardware, Storage and Peripherals — 0.2%
Pure Storage, Inc., Class A(1)	29,491	499,578
Stratasys Ltd.(1)	44,649	951,247
		1,450,825
Textiles, Apparel and Luxury Goods — 1.4%
Crocs, Inc.(1)	162,878	4,521,493
Deckers Outdoor Corp.(1)	25,745	3,793,783
		8,315,276
Thrifts and Mortgage Finance — 4.1%
Essent Group Ltd.	114,922	5,478,332
Flagstar Bancorp, Inc.	86,440	3,228,534
MGIC Investment Corp.	215,610	2,712,374
NMI Holdings, Inc., Class A(1)	129,886	3,410,806
Radian Group, Inc.	221,555	5,060,316

TrustCo Bank Corp. NY	15,732	128,216
Walker & Dunlop, Inc.	68,994	3,858,834
		23,877,412
Tobacco — 0.7%
Vector Group Ltd.	341,138	4,062,949
Trading Companies and Distributors — 1.7%
Applied Industrial Technologies, Inc.	62,095	3,526,996
Foundation Building Materials, Inc.(1)	63,075	977,032
GMS, Inc.(1)	114,665	3,293,179
Rush Enterprises, Inc., Class A	55,106	2,125,989
		9,923,196
Wireless Telecommunication Services — 0.1%
Shenandoah Telecommunications Co.	24,106	765,848
TOTAL COMMON STOCKS (Cost $541,092,460)		563,773,899
TEMPORARY CASH INVESTMENTS — 3.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 2.875%, 6/30/20 - 2/15/29, valued at $15,900,630), in a joint trading account at 1.80%, dated 9/30/19, due 10/1/19 (Delivery value $15,584,422)		15,583,643
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $2,625,953), at 0.85%, dated 9/30/19, due 10/1/19 (Delivery value $2,571,061)		2,571,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	10,578	10,578
TOTAL TEMPORARY CASH INVESTMENTS (Cost $18,165,221)		18,165,221
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $7,866,023)	7,866,023	7,866,023
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $567,123,704)		589,805,143
OTHER ASSETS AND LIABILITIES — (0.7)%		(3,867,442)
TOTAL NET ASSETS — 100.0%		$585,937,701

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index	163	December 2019	$8,150	$12,428,750	$(456,306)

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $12,443,477. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)
Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $12,888,058, which includes securities collateral of $5,022,035.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	563,773,899	—	—
Temporary Cash Investments	10,578	18,154,643	—
Temporary Cash Investments - Securities Lending Collateral	7,866,023	—	—
	571,650,500	18,154,643	—
Liabilities
Other Financial Instruments
Futures Contracts	456,306	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.